ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
		December 31,	December 31,
	Note	2022	2021

Trade receivables (1)		$4,385	$4,751
IVA receivable (2)		8,062	8,863
Other receivables		689	847
Due from related parties	7	-	1
		$13,136	$14,462